Revenue (Tables)	3 Months Ended
Mar. 31, 2020
Revenue From Contracts With Customers [Abstract]
Disclosure of detailed information about revenue

	Three months ended March 31, 2020	Three months ended March 31, 2019
Analysis of revenue by category	£000s	£000s
Licensing agreements	253	375
	253	375